Leases (Details) - Schedule of supplemental cash flow information related to leases ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 74,265
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	¥ 78,344